Outstanding Loans and Leases - Rollforward of Accretable Yield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rollforward of Accretable Yield
Accretable yield, beginning of period	$ 5,608	$ 6,694
Accretion	(861)	(1,061)
Disposals/transfers	(465)	(506)
Reclassifications from nonaccretable difference	287	481
Accretable yield, ending of period	4,569	5,608	$ 6,694
Purchased credit impaired loans sold	1,400	1,900
Purchased Credit-impaired
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable allowance sold	$ 234	$ 317	$ 414